8. Convertible Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Convertible Notes Payable Tables
Convertible notes payable outstanding
	2016	2015

Unsecured convertible promissory notes which have a term of three years, bear interest at 12% per annum, and are convertible into units, where each unit consists of: (i) one share of common stock of the Company, par value $0.001 per share, and (ii) a warrant to purchase 0.25 shares of common stock of the Company at an exercise price of $0.50 per share. The conversion ratio shall be equal to $0.75 per unit.	$294,273	$357,483

Unsecured convertible promissory notes which have a term of three years, bear interest at 12% per annum, and are convertible into units, where each unit consists of: (i) 1 share of common stock of the Company, par value $0.001 per share, and (ii) a warrant to purchase 0.25 shares of common stock of the Company at an exercise price of $0.75 per share. The initial conversion ratio shall be equal to $0.50 per unit.	782,469	735,293

Secured convertible promissory notes which mature on July 31, 2018, bear interest at 10% per annum, and are convertible into one share of common stock, par value $0.001 per share, with the initial conversion ratio equal to $0.50 per share.	1,625,000	1,645,000

Secured convertible note which matures on July 31, 2018, bear interest at 12% per annum, an is convertible into one share of common stock, par value $0.001 per share, with the initial conversion ratio equal to $0.50 per share.	9,646,687	9,062,019

Total convertible notes payable before discount and debt issuance costs	12,348,429	11,799,795

Less discounts	(3,130,837)	(4,413,119)
Less debt issuance costs	(1,214,475)	(1,714,477)

Total convertible notes payable	8,003,117	5,672,199

Less Current Portion	3,960,335	2,497,114

Convertible notes payable, net of current portion	$4,042,782	$3,175,085

The Company has the following convertible notes payable outstanding as of December 31:

	2015	2014

Unsecured convertible promissory notes which had an original term of three years, bear interest at 12% per annum, and are convertible into units, where each unit consists of: (i) one share of common stock of the Company, par value $0.001 per share, and (ii) a warrant to purchase 0.25 shares of common stock of the Company at an exercise price of $1.00 per share. The conversion ratio shall be equal to $0.75 per unit.	$357,483	$3,245,499

Unsecured convertible promissory notes which have a term of three years, bear interest at 12% per annum, and are convertible into units, where each unit consists of: (i) 1 share of common stock of the Company, par value $0.001 per share, and (ii) a warrant to purchase 0.25 shares of common stock of the Company at an exercise price of $0.75 per share. The initial conversion ratio shall be equal to $0.50 per unit.	735,293	654,408

Secured convertible promissory notes which mature on July 31, 2018, bear interest at 10% per annum, and are convertible into one share of common stock, par value $0.001 per share, with the initial conversion ratio equal to $0.50 per share.	1,645,000	1,705,000

Secured convertible note which matures on July 31, 2018, bear interest at 12% per annum, and is convertible into one share of common stock, par value $0.001 per share, with the initial conversion ratio equal to $0.50 per share.	9,062,019	10,475,388

Total convertible notes payable before discount	11,799,795	16,080,295

Less discounts	(4,413,119)	(8,275,321)
Less debt issuance costs	(1,714,477)	(2,285,696)

Total convertible notes payable	5,672,199	5,519,278

Less current portion	2,497,114	3,080,376

Convertible notes payable, net of current portion	$3,175,085	$2,438,902

Payments due on convertible notes payable
Twelve months ended September 30,
2017	$3,960,335
2018	8,388,094
$12,348,429

As of December 31, 2015, schedule principal payments due on convertible notes payable are as follows:

Twelve months ended December 31,
2016	2,497,114
2017	2,921,052
2018	6,381,629
11,799,795